FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Categories of financial instruments (Details) - CAD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Bank indebtedness
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (27,271)	$ (4,060)
Bank indebtedness | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Bank indebtedness | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(27,271)	(4,060)
Bank indebtedness | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(543,978)	(535,844)
Trade accounts payable and accrued liabilities | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Trade accounts payable and accrued liabilities | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(543,978)	(535,844)
Trade accounts payable and accrued liabilities | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,543,678)	(1,171,972)
Long-term debt | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Long-term debt | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,543,678)	(1,171,972)
Long-term debt | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2,290
Derivatives | Fair value through profit or loss | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Derivatives | Amortized cost | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		0
Derivatives | Fair value through other comprehensive income | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		2,290
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	225,947	170,177
Cash and cash equivalents | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	225,947	170,177
Cash and cash equivalents | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	696,079	437,329
Trade accounts receivable | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade accounts receivable | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	696,079	437,329
Trade accounts receivable | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,823)	600
Derivatives | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(12,255)
Derivatives | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,192)	3,103
Derivatives | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,534)	1,198
Derivatives | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,823)	600
Derivatives | Fair value through profit or loss | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Derivatives | Fair value through profit or loss | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Fair value through profit or loss | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Amortized cost | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Derivatives | Amortized cost | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Amortized cost | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Derivatives | Fair value through other comprehensive income | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets	(12,255)
Derivatives | Fair value through other comprehensive income | Cross-currency interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	(6,192)	3,103
Derivatives | Fair value through other comprehensive income | Interest rate swap instrument | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ (6,534)	$ 1,198